Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000000012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 29,548	$ 29,548	$ 29,548	$ 26,285	$ 21,651	$ 26,384	$ 20,771	$ 16,750	$ 12,394	$ 13,239	$ 10,454	$ 9,749	$ 10,000
Average Annual Return, Percent	12.42%	12.02%	11.44%
C000173298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 30,122	$ 30,122	$ 30,122	26,736	21,970	26,718	20,982	16,881	12,459	13,276	10,462	9,749	10,000
Average Annual Return, Percent	12.65%	12.28%	11.66%
C000130309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 3,047,800	$ 3,047,800	$ 3,047,800	2,703,036	2,219,893	2,697,326	2,117,370	1,702,008	1,255,355	1,336,878	1,052,359	977,764	1,000,000
Average Annual Return, Percent	12.74%	12.36%	11.79%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,237	$ 34,237	$ 34,237	$ 27,388	$ 21,690	$ 26,483	$ 20,578	$ 17,380	$ 13,221	$ 13,826	$ 11,350	$ 10,139	$ 10,000
Average Annual Return, Percent	25.02%	14.52%	13.10%